Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Carrying Value and Fair Value of Financial Instruments

The following table provides the carrying value and the fair value of financial instruments at December 31, 2017 and December 31, 2016:

	December 31, 2017		December 31, 2016
	Carrying amount	Fair value	Carrying amount	Fair value
	$	$	$	$
Financial Assets
Available-for-sale
Marketable securities	5,010	5,010	28,327	28,327

Loans and receivables
Cash and cash equivalents	479,501	479,501	883,171	883,171
Term deposit	5,508	5,508	5,292	5,292
Restricted cash	310	310	240	240
Accounts receivable and other	33,627	33,627	32,159	32,159
Other assets	17,517	17,517	1,810	1,810

Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	110,651	110,651	90,705	90,705
Debt	593,783	595,698	591,589	609,000